Goodwill (Details Narrative) (10-K) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill	₩ 1,430,625	₩ 1,430,625	₩ 1,430,625
Intra-Ship Integrated Gateway Business [Member]
Goodwill	₩ 1,430,625	₩ 1,430,625